ACQUISITION OF ILLUME MOBILE (ILLUME MOBILE)	9 Months Ended
Sep. 30, 2012
ILLUME MOBILE
Business Acquisition [Line Items]
ACQUISITION OF ILLUME MOBILE
NOTE 4 – ACQUISITION OF ILLUME MOBILE

On July 31, 2012 (“Illume Closing Date”), the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”), based in Tulsa, Oklahoma.  Founded in 1996, Illume Mobile is a mobile business solutions provider that serves mobile products and platforms.  Illume Mobile’s initial core business is the development and integration of business applications for mobile environments.

In consideration for the business of Illume Mobile, the Company paid $1,000,000, of which $250,000 was paid in cash and $750,000 was paid in the form of 617,284 shares of the Company’s common stock.  The number of shares issued was based on the volume weighted-average closing price of the Company’s common stock of $1.215 per share over the twenty trading days prior to the Illume Closing Date.  The closing price of the Company’s common stock on the day of the Illume Closing was $1.13 per share.  Accordingly, the Company has valued the shares issued in conjunction with the acquisition at $697,531.

Pursuant to the Asset Purchase Agreement, the Company may be required to make an additional payment (“Earn Out Payment”) to the Seller of up to $500,000 of which 50% will be paid in cash, and 50% will be paid in shares of the common stock of the Company.  The value of the shares will be based on the closing price of the Company’s common stock on the one year anniversary of the Illume Closing Date.  The Earn Out Payment will be paid within 30 days of the one year anniversary of the Closing Date.  Closing costs and associated expenses totaled approximately $140,000.  The Company paid Sigma Capital Advisors a fee of $45,000 for services provided in connection with the Asset Purchase Agreement.  The transaction was accounted for using the purchase method of accounting and the operating results for Illume Mobile have been consolidated into the Company’s results of operations beginning on August 1, 2012.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values on the acquisition date.  The following table summarizes the fair value of the Illume Mobile assets acquired and liabilities assumed at July 31, 2012:

Assets acquired:
Accounts receivable	$16,270
Other current assets	14,886
Property and equipment	25,592
Intangible assets	630,000
Goodwill	443,801
Total assets	1,130,549

Liabilities assumed:
Accounts payable and other accrued liabilities	38,838
Unearned revenue	36,971
Total liabilities assumed	75,809
Net assets acquired	$1,054,740

Purchase consideration:
Cash paid at closing	$250,000
Shares issued at closing	697,531
Earn out consideration	107,209
Total purchase consideration	$1,054,740

Under the Asset Purchase Agreement, the Earn Out Payment will be computed as follows:

(a)  If Net Revenue (as defined in the Purchase Agreement) attributable to Illume Mobile, during the one year period commencing on the Illume Closing Date is $1,500,000 or less, the Earn Out Payment will be $0.

(b)  If Net Revenue (as defined in the Purchase Agreement) is greater than $1,500,000 but less than $2,000,000, the Earn Out Payment will be $100,000.

(c)  If Net Revenue (as defined in the Purchase Agreement) is at least $2,000,000 but less than $3,000,000, the Earn Out Payment will be equal to the sum of (i) $100,000 plus (ii) 40% of the excess of the Net Revenue amount over $2,000,000.

(d) If Net Revenue (as defined in the Purchase Agreement) is $3,000,000 or more, the Earn Out Payment will be $500,000.

The Earn Out Payment amount was recorded as additional purchase price consideration and the fair value was estimated by using a probability weighting of achieving various future revenue results simulation model to calculate the present value of the earn out and determine the probability of reaching the earn out milestones.

The present value of the total earn out amount was calculated using a discount rate of 21.0%.  The discount rate was determined based on an estimated venture capital rate of return.  The fair value of the Earn Out Payment was calculated to be approximately $107,000 and is recorded as accrued earn out consideration in the Company’s unaudited condensed consolidated balance sheet as of September 30, 2012.

The fair value of the intangible assets acquired at July 31, 2012, and the estimated useful lives over which they are being amortized are:

	Fair Value	Estimated Useful life

Software	$310,000	3.5 years
Customer relationships	100,000	3 years
Trade name	130,000	3 years
Covenant not to compete	90,000	2 years

	$630,000

Amortization of proprietary software is calculated as the greater of the proportional revenue approach or the straight-line approach.  Amortization of customer relationships and trade names are calculated on the discounted cash flow methodology to more properly reflect the greater useful life of the assets in the early years and the covenant not to compete is amortized on a straight-line basis.

The transaction resulted in a purchase price residual at the Illume Closing Date of approximately $434,000 for goodwill, representing the financial, strategic and operational value of the transaction to DecisionPoint.  Goodwill is attributed to the premium that the Company was willing to pay to obtain the value of the Illume Mobile business and the synergies created with the integration of key components of a commercial infrastructure.  The total amount of the goodwill acquired is deductible for tax purposes.

See Pro Forma financial information under Note 5.